Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Commitments for Purchases of Property, Plant and Equipment and Other Commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Commitments for purchases of property, plant and equipment and other commitments	¥99,379	¥80,670

Future Minimum Lease Payments Under Non-cancelable Operating Leases
Future minimum lease payments under
non-cancelable
operating leases that have initial or remaining lease terms in excess of one year as of March 31, 2019 is as follows:

Yen (millions)
2019
Within 1 year	¥23,733
Between 1 and 5 years	47,556
Later than 5 years	44,345

Total	¥115,634

Lease Payments under Operating Leases Recognized as Expenses
Lease payments under operating leases recognized as expenses for the years ended March 31, 2018 and 2019 are as follows:

	Yen (millions)
	2018	2019
Lease payments under operating leases recognized as expenses	¥35,180	¥41,529